SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income tax (expense) benefit	$ (129,841)	$ (54,977)
UNITED STATES
Loss before Income taxes	(2,790,407)	(2,658,087)
Taxes under statutory US tax rates	(585,986)	(558,198)
Increase (decrease) in valuation allowance	861,178	339,334
Prior period adjustment	(218,947)
Foreign tax rate differential	(60,316)	(64,349)
Income tax rate change		272,008
Other	4,071	11,205
Income tax (expense) benefit